Equity-Based Compensation - Schedule of Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 362	$ 167	$ 1,104	$ 507	$ 682	$ 370
Research and development expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	43	40	129	119	160	68
General and administrative expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 319	$ 127	$ 975	$ 388	$ 522	$ 302